JOHN H. GRADY 7700 St Martins Lane, Philadelphia, PA 19118 Phone: 215 753-8960 Email: www.jgrady@1940Actlaw.com

May 29, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE: Cheswold Lane Funds (Registration Nos. 333-133392; 811-21891)

Ladies and Gentlemen:

On behalf of Cheswold Lane Funds (the “Company”), in lieu of filing the form of Prospectus and Statement of Additional Information as required by Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the form of Prospectus and Statement of Additional Information contained in the most recent amendment to the Company’s Registration Statement on Form N-1A (i.e., Post-Effective Amendment No. 3 to the Company’s Registration Statement).  Post-Effective Amendment No. 3 was filed electronically via EDGAR on April 30, 2009.

If you have any questions regarding this letter, please do not hesitate to contact me.

Very truly yours,

/s/ John H. Grady

John H. Grady

cc:	Colleen Scharpf
Michael Thill